As filed with the Securities and Exchange Commission on April 13, 2026
File Nos. 333-200239
811-03365
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 814	☒
(Check Appropriate Box or Boxes)
Brighthouse Separate Account A
(Exact Name of Registered Separate Account)
Brighthouse Life Insurance Company
(Name of Insurance Company)
11225 North Community House Road
Charlotte, NC 28277
(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(980) 365-7100
(Insurance Company's Telephone Number, including Area Code)
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(800) 448-5350
(Name and Address of Agent for Service)
Copies to:
W. Thomas Conner
Carlton Fields
1625 Eye Street, NW
Suite 800
Washington, DC 20006
Approximate Date of Proposed Public Offering: On April 27, 2026 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b)
☒
on April 27, 2026 pursuant to paragraph (b)
☐
60 days after filing pursuant to paragraph (a)(1)
☐
on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

The Variable Annuity Contract
Brighthouse Growth and Income
issued by
BRIGHTHOUSE LIFE INSURANCE COMPANY
and
BRIGHTHOUSE SEPARATE ACCOUNT A
April 27, 2026
This prospectus describes the single premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”). The contract is offered for individuals and some tax-qualified and non tax-qualified retirement plans. Currently the contract is not available for new sales. Currently, the types of investment options offered under the contract include variable options, which are the three Investment Options, but only one of those Investment Options is available to you depending on when your contract was issued. Additional information about each Investment Option under the contract can be found in Appendix A to this prospectus.
The contract is a complex investment and involves risks, including potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (partial or full) could result in surrender charges, taxes, and tax penalties.
The contracts:
●
are not bank deposits
●
are not FDIC insured
●
are not insured by any federal government agency
●
are not guaranteed by any bank or credit union
●
may be subject to loss of principal
The Company’s obligations under the contract are subject to our financial strength and claims-paying ability. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

INDEX OF SPECIAL TERMS
We have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Accumulation Phase12
Accumulation Unit14
Adjusted Purchase Payment18
Annuitant42
Annuity Date18
Annuity Income Options18
Annuity Payments18
Beneficiary 42
Business Day13
Contract Value14
Free Look Period14
Good Order41
GWB Amount23
GWB Value25
Income Phase12
Investment Option (or “Portfolio Company”) 4
Money Market Portfolio16
Owner42
Purchase Payment13
Variable Account 39
Withdrawal Percentage24

OVERVIEW OF THE CONTRACT
Purpose. The contract is a variable annuity contract. It provides a means for investing on a tax-deferred basis in an Investment Option. The contract is designed generally for an investor who intends to hold the contract for a long period of time and then use the Contract Value (in the form of either withdrawals or Annuity Payments) for retirement savings or other long-term investment purposes. The contract also offers a death benefit, which can be used to transfer assets to your beneficiaries. Because of the surrender charge (which is in effect for many years) and the possibility of income tax and tax penalties on early withdrawals, the contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the contract should focus on a long-term insurance product, offering the prospect of investment growth.
Phases of the Contract. The contract has two phases: The Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To help you accumulate assets during the Accumulation Phase, you can invest in an Investment Option (or
Portfolio Company) which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history. Additional information about each Investment Option in which you can invest is provided in Appendix A. Currently, the contract includes three Investment Options, but only one of those Investment Options is available to you depending on when your contract was issued.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your Contract. All benefits, including the living and death benefits, terminate without value at the start of the Income Phase. In addition, once the Income Phase begins you generally may no longer take withdrawals from the contract. Depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries).
Contract Features. The following is a brief description of the contract’s primary features.
Accessing your Money. Before you annuitize, you can withdraw money from your contract at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including a tax penalty if you are younger than age 59½. Withdrawals could significantly reduce the value of your Contract, the death benefit, and other Contract benefits.
Tax Treatment. Earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.
Death Benefit. The contract includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase.
Living Benefit. The contract includes, at no additional cost, a living benefit that offers protection against market risk (the risk that your investments may decline in value or underperform your expectations) and may guarantee a minimum lifetime income.
Additional Services.
•
Systematic Withdrawal Program. This program allows you to receive regular automatic withdrawals from your contract either monthly or quarterly, and after the first Contract Year, annually or semi-annually, provided that each payment must amount to at least $100 (unless we consent otherwise).
•
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	Fees, Expenses, and Adjustments			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money during the first 5 full Contract Years following the
Purchase Payment, you may be assessed a surrender charge of up to 2% of the amount withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $2,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Expenses – Surrender Charge
Are There Transaction Charges?	Yes. In addition to surrender charges, if we make more than one Investment Option available to you in the future, you also may be charged for transfers of Contract Value between Investment Options.			Fee Table and Examples Expenses – Exchange Fee
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year. Please refer to your contract specifications page for information about the specific fees you will pay each year.			Fee Table and Examples Expenses – Product Charges Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (varies by Contract Class)[1]	1.90%	2.05%
	Portfolio Company fees and expenses[2]	0.28%	0.68%
1 As a percentage of average Contract Value. Minimum is for contracts with single Annuitants.
Maximum is for contracts with joint Annuitants.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.

To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost $2,111	Highest Annual Cost $2,400
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive combination of Contract Classes and Portfolio Company fees and expenses ●No sales charge	●Investment of $100,000 ●5% annual appreciation ●Most expensive combination of Contract Classes and Portfolio Company fees and expenses ●No sales charge

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the contract may result in surrender charges, taxes, or tax penalties. Surrender charges may apply for the first 5 years of the contract. Surrender charges will reduce the value of your contract if you withdraw money during that time. Withdrawals could significantly reduce the value of your Contract, the death benefit, and other Contract benefits. The reduction may be more than the amount withdrawn.
The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the contract (e.g., Portfolio Companies).
●Each Investment Option has its own unique risks.
●You should review the prospectus for the fund available to you before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to us. Any obligations or guarantees and benefits of the contract that exceed the assets of the Variable Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks of Investing in the Contract
Restrictions
Are There Restrictions on the Investment Options?
●Currently, you are permitted to invest only in the single Investment Option available to you.
●No transfers of Contract Value among the Investment Options are currently permitted.
●No additional Purchase Payments are permitted.
●We reserve the right to remove or substitute the Portfolio Companies available as Investment Options under the contract.
Purchase Investment Options
Are There Any Restrictions on Contract Benefits?
Yes.
●The contract has no “Optional Benefits.”
●The contract is automatically issued with the Guaranteed Withdrawal Benefit for Life at no additional charge. Withdrawals may reduce the value of this benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●Withdrawals will reduce the value of the death benefit, perhaps significantly.
●Except as otherwise provided, contract benefits may not be modified or terminated by us.
Guaranteed Withdrawal Benefit for Life Death Benefit
Taxes
What Are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
●If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 ½.
Federal Income Tax Status

	Conflicts of Interest	Location in Prospectus
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
Other Information - Distributor
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Replacement of Contracts

FEE TABLE AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering, or making withdrawals from an Investment Option or from the contract. Please refer to your contract specifications page for information about the specific fees you will pay each year.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender or make withdrawals from an Investment Option or from the contract, or transfer Contract Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.

Transaction Expenses
Surrender Charge (Note 1) (as a percentage of amount withdrawn)	2%

Exchange Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If any amount is withdrawn during the first 5 Contract Years, a surrender charge may be assessed. Surrender charges are calculated in accordance with the following. (See “Expenses – Surrender Charge.”)
Number of Complete Years from Contract Date	Surrender Charge (% of Amount Withdrawn)
0	2
1	2
2	2
3	2
4	2
5 and thereafter	0
Note 2. Currently, only one Investment Option is available to you. In the future, we may make additional Investment Options available. There is no charge for the first 12 exchanges in a Contract Year; thereafter the fee is $25 per exchange.

The next tables describe the fees and expenses that you will pay each year during the time that you own the contract, not including Investment Option fees and expenses.

Annual Contract Expenses
Base Contract Expenses (Note 1)	Single Annuitant-1.90%
(as a percentage of average Contract Value)	Joint Annuitant-2.05%

Note 1. We call these the “Variable Account Product Charge” in your contract as well as in other places in the prospectus. See “Expenses” section of the prospectus, under the sub-heading “Base Contract Charge” for more information.
The next table shows the minimum and maximum total operating expenses charged by the Investment Options that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the contract, including their annual expenses, may be found in Appendix A.

Annual Investment Option Expenses

	Minimum	Maximum
Total Annual Investment Option Expenses
(expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	0.68%

Example
This Example is intended to help you compare the cost of investing in the Investment Options of the contract with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Investment Option Expenses.
The Example assumes that you invest $100,000 in the Investment Options of the contract for the time periods indicated and that the Contract is owned during the Accumulation Phase. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Contract Expenses and Annual Investment Option Expenses available.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be the following:
If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$4,690	$10,259	$16,088	$29,879
minimum	$4,330	$9,179	$14,291	$26,312
If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$2,690	$8,259	$14,088	$29,879
minimum	$2,330	$7,179	$12,291	$26,312
This Example should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Example.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Unsuitable as Short-Term Savings Vehicle. The contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long-time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the contract for short-term needs, it may not be the right contract for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. In addition, withdrawals and surrenders will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal or surrender before age 59½. Please discuss your insurance needs and financial objectives with your financial representative.
Investment Risk. You bear the risk of any decline in the Contract Value of your contract resulting from the performance of the Investment Option. The Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the contract. The investment risks are described in the prospectuses for the Investment Options.
Contract Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on Contract benefits.
Availability of Investment Options. We reserve the right to add, remove, or substitute the Portfolio Companies available as Investment Options under the contract. In the future, we may change the Investment Options that are available to you under certain optional riders. We also reserve the right to limit transfers of Contract Value among the Investment Options.
Insurance Company Risk. An investment in the contract is subject to the risks related to us. Any obligations and guarantees and benefits of the contract that exceed the assets of the Variable Account are subject to our claims-paying ability. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations or guarantees and benefits that exceed the assets in the Variable Account that we promise.
Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by us and our service providers and business partners (e.g., the Investment Options and the firms involved in the distribution and sale of our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in our systems and the systems of third-party service providers. We have established administrative and technical controls and business continuity, and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts) terrorists, nation states, financially or politically motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies may intensify our cybersecurity risks, including the deployment of artificial intelligence technologies (“AI”) by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade our operations and compromise our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits our ability, as well as that of our service providers and business partners, to plan for or respond to, an attack.
A failure of our computer systems could cause significant interruptions in our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect our business and ability to administer the Contracts. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could also have a material, negative impact on our ability to conduct business and on our financial condition and operations, as well as on individual Owners and their contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Disruptions or failures to our operations, systems and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with our or our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors or subcontractors). Such disasters and events may adversely affect our ability to conduct business or administer the contract.
Cyber-attacks and disruptions or failures to our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect our business. Such events could also interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Options; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Options invest, and it is possible the funds underlying your contract could lose value.
We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Eligible Funds invest. Although we continually make efforts to identify and reduce our exposure to cybersecurity risks and operations failures, there can be no assurance that we or our third-party service providers will be able to detect, prevent or avoid cyber-attacks, disruptions, or failures or the Investment Options will avoid losses affecting your contract in the future.
The Annuity Contract
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity
Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however depending on the Annuity Option you elect, any remaining guarantee may be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information.
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the Investment Option offered. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Option. You bear the full investment risk for all amounts allocated to the Variable Account.
Fixed Annuity Payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Variable Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract generally will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
As Owner of the contract, you exercise all interests and rights under the contract. You cannot change the Owner (unless an Owner is removed by court order), except that a contract owned by a revocable grantor trust may be exchanged to the grantor or to another revocable grantor trust where the grantor is the same individual. The contract may be owned by joint Owners (generally limited to two natural persons who must be spouses). We provide more information on this under “Other Information—Ownership.”
For contracts owned by a grantor trust, in order for the spousal Beneficiary or joint Annuitant to be able to continue the contract after the first Annuitant’s death, federal income tax law requires that the designated Beneficiary must be the Annuitant’s spouse on the date of the Annuitant’s death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.

All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code of 1986, as amended, and all related laws and regulations, which are in effect during the term of the contract (“Code”). Any Code reference to “spouses” includes those persons who enter into lawful marriages under state law, regardless of sex.
Purchase
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The Purchase Payment is due on the date the contract is issued. You may not make additional Purchase Payments.
The minimum Purchase Payment we will accept is $50,000.
Generally, you may purchase a tax-qualified contract (“qualified contract”) only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA governed under Section 408. You may purchase a non-qualified contract with after-tax money from any source.
If you want to make a Purchase Payment of more than $1 million, you will need our prior approval.
We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier’s checks, bank drafts, and traveler’s checks.
We reserve the right to reject any application or Purchase Payment. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your contract will be issued on the day we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source.
We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $50,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the Contract Value without the application of any surrender charges.
Allocation of Purchase Payments
Once we receive your Purchase Payment and the necessary information, we will issue your contract and allocate your first Purchase Payment within two (2) Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information —Requests and Elections.”).
We reserve the right to make certain changes to the Investment Options. (See “Investment Options—Substitution of Investment Options”). In addition, see Appendix A to this prospectus for more information about the available Investment Options.
Free Look
The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your contract. We assume it will take five days from the day we mail the contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look Period ends.
To cancel the purchase of your contract, return the contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable law, we will promptly pay you either your Contract Value or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Contract Value or your Purchase Payment.
Accumulation Units
Your Contract Value will go up or down depending upon the investment performance of the Investment Options. In order to keep track of your Contract Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Variable Account Annual Expenses also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day, as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for the Investment Option by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)
dividing the net asset value per share of the Investment Option at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Option as of that day, by the net asset value per share of the Investment Option for the previous Business Day, and
2)
multiplying it by one minus the Variable Account Product Charges for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When we receive any portion of the Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to the Investment Option by the value of the Accumulation Unit for the Investment Option.
A Purchase Payment is credited to a contract on the basis of the Accumulation Unit value next determined after receipt. A Purchase Payment received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. A Purchase Payment received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is closed, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive a Purchase Payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP FundsManager 50% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 Accumulation Units for the Fidelity VIP FundsManager 50% Portfolio.
Contract Value
Contract Value is equal to the sum of your interests in the Investment Options. Your interest in each Investment Option is determined by multiplying the number of Accumulation Units for that Investment Option by the value of the Accumulation Unit.
Replacement of Contracts
Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract has three Investment Options (or “Portfolio Company”), the Money Market Portfolio, the Fidelity VIP FundsManager 50% Portfolio and the Fidelity VIP FundsManager 60% Portfolio. However, only one of the Fidelity VIP FundsMager 50% Portfolio and the Fidelity VIP FundsManager 60% Portfolio is available to you, depending on the date your contract was issued, as described below. However, you may not choose to allocate the Purchase Payment or exchange Contract Value to the Money Market Portfolio (see “Money Market Portfolio” below for more information). Your Contract Value will therefore be allocated to a single Investment Option. Additional Investment Options may be available in the future.
For contracts issued based on applications signed and dated prior to July 21, 2012, the Fidelity VIP FundsManager 60% Portfolio is available. For contracts issued based on applications signed on or after July 21, 2012, the Fidelity VIP FundsManager 50% is available.
Since your Contract Value will vary based on the investment experience of the Investment Options, there is a risk of loss of the entire amount invested.
Information regarding each Investment Option, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objective, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus. Each Investment Option has issued a prospectus that contains more detailed information about the Investment Option.
You should read the prospectuses for these funds carefully before investing. You can request copies of this information at no cost by calling (800) 544-2442, or sending an email request to funddocuments@fmr.com. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
The investment objectives and policies of certain of the Investment Options may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios’ investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.
Shares of the Investment Options may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Options may conflict. The Investment Options will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
Certain payments we receive from an investment adviser or its affiliates. An investment adviser or subadviser of the Investment Options, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the Investment Options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the Investment Options attributable to those other variable insurance products we and our affiliates issue.
Additionally, an investment adviser or subadviser of the Investment Options, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

Selection of Investment Options. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GWB.
We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or exchanges of contract value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we have included Investment Options based on recommendations made by selling firms. These selling firms may receive payments from the Investment Options they recommend and may benefit accordingly from the allocation of Contract Value to such Investment Options.
We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Contract Value of your contract resulting from the performance of the Investment Options.
Money Market Portfolio
Contract Value may have been allocated to the Money Market Portfolio during the Free Look Period under certain circumstances, but currently this Investment Option is no longer available for investment. You may not choose to allocate or exchange Contract Value to the Money Market Portfolio.
Voting Rights
We are the legal owner of the Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Options or a particular Investment Option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option may have different fees and expenses. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Options to allocation of Purchase Payments or Contract Value, or both, at any time in our sole discretion. There will always be at least one Investment Option offered under the contract.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Base Contract Charge
Variable Account Product Charge. Each day, we make a deduction for our Variable Account Product Charge (which consists only of the mortality and expense charge). We do this as part of our calculation of the value of the Accumulation Units. The Variable Account Product Charge will no longer apply if you begin to receive Annuity Payments (see "Annuity Options (The Income Phase)") or after the conversion of the GWB Amount to Annuity Payments (see "Guaranteed Withdrawal Benefit for Life - Conversion of GWB Amount to Annuity Payments").
We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.90% (for a single Annuitant) or 2.05% (for joint Annuitants) of the average daily net asset value of each Investment Option.
This charge compensates us generally for mortality risks we assume for the lifetime withdrawal, Annuity Payment and death benefit guarantees made under the contract. These guarantees include allowing lifetime withdrawals and making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us generally for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us generally for costs associated with the establishment and administration of the contract. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Surrender Charge
We impose a surrender charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). A surrender charge is assessed against any amount withdrawn during the first five Contract Years, except as described below. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described above, if permissible under tax law. Withdrawals pursuant to divorce may have tax consequences, so it is important that you consult a qualified tax adviser.
The surrender charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Contract Date	Surrender Charge (% of Amount Withdrawn)
0	2
1	2
2	2
3	2
4	2
5 and thereafter	0
For a partial withdrawal, you may elect to have the surrender charge deducted either from the remaining Contract Value, if sufficient, or from the amount withdrawn. If the remaining Contract Value is not sufficient, the surrender charge is deducted from the amount withdrawn.
We do not assess the surrender charge on any amounts paid out as Annuity Payments or as death benefits. Also, no surrender charge will apply to withdrawals under the GWB feature that are less than or equal to the GWB Amount. However, a surrender charge will be assessed on withdrawals prior to the youngest Annuitant reaching age 59½ or, thereafter, on any withdrawals in excess of the GWB Amount (see “Guaranteed Withdrawal Benefit for Life” for more information). In addition, we will not assess the surrender charge on required distributions from qualified contracts in order to satisfy federal income tax rules or to avoid federal income tax penalties. This exception applies only to amounts required to be distributed from this contract. Such withdrawals must be made through the Systematic Withdrawal Program, with certain exceptions. (See “Access To Your Money—Systematic Withdrawal Program” for more information.)
Premium and Other Taxes
We reserve the right to deduct from the Purchase Payment, Contract Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium tax rates generally range from 0.08% to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Exchange Fee
Currently, the contract includes three Investment Options, but only one of those Investment Options is available to you depending on when your contract was issued. In the future, we may make additional Investment Options available, in which case you may be able to exchange Contract Value between Investment Options. We have reserved the right to limit the number of exchanges to a maximum of 12 per year without charge and to charge an exchange fee of $25 for each exchange greater than 12 in any year. The exchange fee compensates us generally for the costs of processing exchanges. The exchange fee is deducted from the Investment Option from which the exchange is made. However, if the entire interest in an Investment Option is being exchanged, the exchange fee will be deducted from the amount which is exchanged.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Variable Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Option Expenses
There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee table in this prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Option.
Annuity Payments (The Income Phase)
Annuity Date
Under the contract you can receive regular monthly income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month on or after the contract anniversary on or after the oldest Owner’s (or, for contracts owned by certain trusts, the oldest Annuitant’s) 95th birthday.
When you purchase the contract, the Annuity Date will be the first day of the calendar month on or after the contract anniversary on or after the oldest Owner’s (or, for contracts owned by certain trusts, the oldest Annuitant’s) 95th birthday. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions imposed by our selling firm and our current established administrative procedures).
Annuity Income Options
You can choose among income plans. We call those Annuity Income Options. We ask you to choose an Annuity Income Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.
You will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments. The dollar amount of each Annuity Payment generally will not change.
The contract offers two Annuity Income Options. Unless you elect another Annuity Income Option prior to the Annuity Date or you elect an earlier Annuity Date, the contract will default to Annuity Income Option (1).
Annuity Income Option (1). Under Annuity Income Option (1), on the Annuity Date, we compare the Contract Value to the Adjusted Purchase Payment. The Adjusted Purchase Payment is a value we use to calculate Annuity Payments under Annuity Income Option (1). At contract issue, the Adjusted Purchase Payment is equal to the Purchase Payment. The Adjusted Purchase Payment is reduced by each withdrawal as described below.
A. Withdrawals Prior to Age 59½. If you make withdrawals before the youngest Annuitant reaches age 59½, the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:
(1)
At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Adjusted Purchase Payment.
(2)
Multiply the percentage determined in (1) by the Adjusted Purchase Payment immediately before the withdrawal.
(3)
Take the Adjusted Purchase Payment prior to the withdrawal and reduce it by the amount determined in step (2) above.

B. Withdrawals On or After Age 59½.
(i)
If total withdrawals in any Contract Year after the youngest Annuitant reaches age 59½ do not exceed the GWB Amount for that same Contract Year, the Adjusted Purchase Payment is reduced by the dollar amount of the withdrawal(s).
(ii)
If you make withdrawals on or after the date the youngest Annuitant reaches age 59½ and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Adjusted Purchase Payment will be reduced for each such withdrawal as follows:
(1)
Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.
(2)
Determine what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
(3)
Determine the percentage reduction in the Adjusted Purchase Payment by dividing the amount determined in (1) by the amount determined in (2).
(4)
Multiply the percentage determined in (3) by the Adjusted Purchase Payment prior to the excess withdrawal.
(5)
Take the Adjusted Purchase Payment prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in (4).
For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges):
•
At issue, the Adjusted Purchase Payment is equal to the Purchase Payment, $25,000.
•
Assume that your Contract Value is $30,000 later in that Contract Year, and you make one $5,000 withdrawal. Because the withdrawal is made prior to the youngest Annuitant reaching age 59½, the Adjusted Purchase Payment would be reduced by $5,000 divided by $30,000, or 16.67%. The result is a new Adjusted Purchase Payment of $20,833 ($25,000 minus [$25,000 multiplied by 16.67%]).
•
Assume that six years later, your Contract Value is $40,000, you have begun taking withdrawals under the GWB feature, your GWB Amount is $1,600, and you make total withdrawals of $5,000 in that Contract Year. The GWB Amount reduces the Adjusted Purchase Payment by the dollar amount of the GWB Amount, however because you make an excess withdrawal of $3,400 ($5,000 minus $1,600), the Adjusted Purchase Payment would be further reduced by [$3,400 divided by ($40,000 minus $1,600)], or 8.85%. The result is a new Adjusted Purchase Payment of $17,531 ($20,833 minus $1,600 minus [($20,833 minus $1,600) multiplied by 8.85%]).
If the Adjusted Purchase Payment is greater than or equal to the contract value: you will receive Annuity Payments equal to your eligible GWB Amount (see “Guaranteed Withdrawal Benefit for Life” for more information) that will be paid to you as Annuity Payments until there is no longer any living Annuitant.
If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Adjusted Purchase Payment, we will pay to the Beneficiary the GWB Amount as Annuity Payments until the total payments made to the Annuitant(s) and Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary’s estate) are equal to the Adjusted Purchase Payment.
If the Contract Value on the Annuity Date is greater than the Adjusted Purchase Payment: you will receive Annuity Payments equal to the greater of (a) or (b), where (a) is your eligible GWB Amount and (b) is the amount of Annuity Payments that will be paid to you by applying your Contract Value determined as of the Annuity Date (less premium and other taxes) to annuity income purchase rates that will pay you monthly Annuity Payments terminating with the last payment due prior to the death of the last living Annuitant.
If on the death of the last surviving Annuitant the total of all Annuity Payments on or after the Annuity Date is less than the Contract Value on the Annuity Date, we will refund the difference to your Beneficiary (or if there is no living Beneficiary to the last surviving Beneficiary’s estate).

Annuity Income Option (1) is only available on the latest possible Annuity Date unless the GWB Amount is converted to an Annuity Payment as described in “Guaranteed Withdrawal Benefit for Life—Conversion of GWB Amount To Annuity Payments.” The latest possible Annuity Date is the first day of the calendar month on or after the contract anniversary on or after the oldest Owner’s (or, for contracts owned by certain trusts, the oldest Annuitant’s) 95th birthday.
Annuity Income Option (2). You may have the Contract Value determined as of the Annuity Date (less premium and other taxes) applied to annuity income purchase rates that will pay you monthly Annuity Payments until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.
If the surviving Annuitant dies before we have made all Annuity Payments due under the contract, any remaining Annuity Payments will be paid to the Beneficiary or if there is no living Beneficiary to the last surviving Beneficiary’s estate. The Beneficiary or estate may choose instead to receive the present value of the remaining Annuity Payments in a lump sum. The present value is determined by commuting the future guaranteed annuity income using the annuity income purchase rates in effect at that time.
This Annuity Income Option is available on any Annuity Date. If elected, benefits under the GWB feature will terminate.
Additional Information
The amount of any Annuity Payment will depend on the amount applied to purchase the annuity and the applicable annuity rates. The amount of each annuity payment will be less with a greater frequency of payments (if frequency choices other than monthly are available) and/or with longer “certain” payment periods and/or with payments with life contingencies.
If your Annuity Payments would be or become less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant’s life. If an Annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at 6% per annum, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.
In the event that you purchased the contract as a qualified contract, you must take distribution of the Contract Value in accordance with the required minimum distribution (“RMD”) rules set forth in applicable tax law under the Code. RMD is also referred to herein as “minimum required distribution” or “MRD”. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if Annuity Payments have already begun, any remaining payments under the contract also must be made in accordance with the applicable RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law requirements of the Code. (See “Federal Income Tax Status” and the Statement of Additional Information for more details.)
Access To Your Money
You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive Annuity Payments. Your Beneficiary can have access to the money in the contract when a death benefit is paid or as applicable to the Annuity Options described under “Annuity Payments (The Income Phase)—Annuity Options” which provide for continuing annuity payments or a cash refund during the Annuity Period upon death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase. Withdrawals are subject to federal income taxes on the taxable portion and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on withdrawals if the Contract Owner is under age 59½. Withdrawals could significantly reduce the value of your Contract, the death benefit, and other Contract benefits. The reduction may be more than the amount withdrawn.

Partial withdrawals before the youngest Annuitant reaches age 59½ or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the GWB Value upon which the benefit is determined. These reductions in the GWB Value and GWB Amount may be significant particularly when the Contract Value is lower than the GWB Value. (See “Guaranteed Withdrawal Benefit for Life” for more information.)
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Contract Value of the contract at the end of the Business Day when we receive a written request for a withdrawal, less any applicable surrender charge.
Currently the contract includes three Investment Options, but only one of those Investment Options is available to you depending on when your contract was issued. If we make additional Investment Options available in the future, any partial withdrawal will be made pro rata from the Investment Option(s) you selected unless you instruct us otherwise. Under most circumstances the amount of any partial withdrawal must be for at least $50. You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone or internet (where otherwise available) are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone and internet withdrawal requirements or limitations.
We will pay the amount of any withdrawal from the Variable Account within seven days of when we receive the request in Good Order unless the suspension of payments or exchanges provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by the contract Owner’s banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
In order to withdraw all or part of your Contract Value, you must submit a request to our Annuity Service Center. (See “Other Information—Requests and Elections.”). We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or last Owner's death. You may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our the Annuity Service Center on or before the Annuity Date. If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under Systematic Withdrawal Programs), we will cancel the request.
There are limits to the amount you can withdraw from certain qualified contracts. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Systematic Withdrawal Program
You may use the Systematic Withdrawal Program to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis. Systematic withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. For example, if your GWB Amount for a Contract Year is $600, you may elect to have $50 withdrawn from your Contract Value automatically every month and we will send it to you either by mail or directly into a bank account on file. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year, and you must re-enroll to start a new Systematic Withdrawal Program.
Your Systematic Withdrawal Program transactions will take place on the first day of the month for the period you selected. If the New York Stock Exchange is closed on the scheduled day in a particular month, the withdrawal will take place on the next Business Day.
If your contract is a qualified contract and you are subject to required minimum distributions (“MRD”) under the Code, you must agree to receive your MRD through our Systematic Withdrawal Program so that we do not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. (See “Guaranteed Withdrawal Benefit for Life—Withdrawals in Excess of Annual GWB Amount” for more information.)

In order to receive the greater of your eligible GWB Amount or MRD, you must agree to the following conditions:
(1)
You must elect to receive the greater of the GWB Amount and the MRD and authorize us to calculate the MRD for you;
(2)
The MRD for a calendar year will be determined by us exclusively from the Contract Value of this contract;
(3)
No MRD withdrawal may occur until after December 31st of the calendar year in which your contract was issued;
(4)
If the contract was purchased prior to your reaching the age at which MRDs are required to begin under federal tax law, your first MRD must be withdrawn in the calendar year in which you reach that age, even though the Code allows you to delay your first MRD until April 1st of the following calendar year. We require this because only one calendar year’s MRD will qualify for the exception to withdrawals in excess of the GWB Amount; and
(5)
If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the MRD or GWB Amount during that Contract Year, and any amounts withdrawn in excess of the GWB Amount will be considered excess withdrawals (see “Guaranteed Withdrawal Benefit for Life—Withdrawals in Excess of Annual GWB Amount”). The Systematic Withdrawal Program will terminate and you must re-enroll in the Systematic Withdrawal Program for the next Contract Year.
We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute during any Contract Year an amount more than the greater of the GWB Amount or the MRD for any calendar year.
Each Systematic Withdrawal may be subject to federal income taxes, including any penalty tax that may apply. We reserve the right to modify or discontinue the Systematic Withdrawal Program except as necessary to meet MRD withdrawals as described above. (For a discussion of the surrender charge, see “Expenses” above.)
Suspension of Payments or Exchanges
We may be required to suspend or postpone payments for withdrawals or exchanges for any period when:
•
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•
trading on the New York Stock Exchange is restricted;
•
an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Options is not reasonably practicable or we cannot reasonably value the shares of the Investment Options;
•
or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for exchanges, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits under the contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Annual Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows you to set up an automatic payment of an amount up to your eligible Guaranteed Withdrawal Benefit Amount on a periodic basis	Standard	No Charge	●Each payment must be at least $50 (unless we consent otherwise)
Death Benefit	Pays a minimum death benefit at least equal to the greater of the Contract Value or total Purchase Payments adjusted for any withdrawals	Standard	No Charge	●Withdrawals may proportionately reduce the benefit, and such reductions could be significant ●Adjustment for withdrawals under return of Purchase Payment option differs before and after age 59 ½.
Guaranteed Withdrawal Benefit for Life (GWB)	Guarantees that the Purchase Payment you make will be returned to you through a series of withdrawals regardless of investment performance	Standard	No Charge
●Certain withdrawals could
significantly reduce or even
terminate the benefit
●No benefit is payable until
youngest Annuitant reaches
age 59½
●No potential annual step-ups
to GWB Value after age 85
●Annuitizing the contract may
end the benefit.

Guaranteed Withdrawal Benefit for Life
Your contract is issued with a living benefit feature that offers protection against market risk (the risk that your investments may decline in value or underperform your expectations). This feature is called the Guaranteed Withdrawal Benefit for Life (GWB).
The GWB guarantees that the Purchase Payment you make will be returned to you through a series of withdrawals regardless of investment performance. When the youngest Annuitant reaches age 59½, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount (“GWB Amount”). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)’ lifetime regardless of your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.
The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value (“GWB Value”), described below, by the Withdrawal Percentage, also described below. The GWB Value does not establish or guarantee any contract value or minimum return for any Investment Option and cannot be taken as a lump sum. Income taxes and penalties may apply to your withdrawals.
No benefit is payable until the youngest Annuitant reaches age 59½. Withdrawals prior to the youngest Annuitant reaching 59½ will decrease the GWB Value as described below in “Withdrawals Before Youngest Annuitant Reaches Age 59½”. The Annuitant(s) will be listed on the contract and may not be changed after the contract date (except by court order).
You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the GWB feature. For example, taking your first withdrawal at a younger age may result in a lower Withdrawal Percentage. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy).

You have the option of receiving withdrawals under the GWB feature or receiving payments under an Annuity Income Option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the GWB Value (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.
At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates. This may provide higher income amounts if the current annuity option rates applied to the Contract Value on the Annuity Date exceed the GWB Amount payments. Also, after-tax annuity income payment amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GWB feature. (See “Federal Income Tax Status”)
Tax Treatment. The tax treatment of withdrawals under the GWB feature is uncertain. It is conceivable that the amount of potential gain could be determined based on the GWB Value at the time of the withdrawal, if the GWB Value is greater than the Contract Value (prior to surrender charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this feature, your annual withdrawals cannot exceed the GWB Amount each Contract Year. In other words, you should not take excess withdrawals. If you do take an excess withdrawal, we will reduce the GWB Value proportionately (as described below) and reduce the GWB Amount to the new GWB Value multiplied by the applicable Withdrawal Percentage. These reductions in the GWB Value and GWB Amount may be significant particularly when the Contract Value is lower than the GWB Value (see “Withdrawals in Excess of Annual GWB Amount” below). You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the GWB Amount did not cause your Contract Value to decline to zero. If the Contract Value is reduced to zero because you make a full withdrawal and total withdrawals in that Contract Year (including the withdrawal that reduces the Contract Value to zero) exceed the GWB Amount, your contract will be terminated and you will not receive lifetime payments. It is your responsibility to manage withdrawals, and you will not be notified if you submit a withdrawal request that causes an excess withdrawal, including an excess withdrawal that reduces the Contract Value to zero and terminates the contract.
You are not required to withdraw the full GWB Amount each year. However, if you choose to receive only a part of your GWB Amount in any given Contract Year, your GWB Amount is not cumulative and your GWB Value and GWB Amount will not increase as a result of taking a smaller withdrawal. For example, if your Withdrawal Percentage is 5%, you cannot withdraw 3% of the GWB Value in one year and then withdraw 7% of the GWB Value the next year without making an excess withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Code, when you reach the age at which you must begin taking required minimum distributions, the required distributions may be larger than your GWB Amount. If you enroll in the Systematic Withdrawal Program (see “Access to Your Money—Systematic Withdrawal Program”), we will not treat that part of your MRD that exceeds the GWB Amount as an excess withdrawal. You must be enrolled in the Systematic Withdrawal Program to qualify for this exception. The calculation of required distributions is based only on information relating to this contract only. To enroll in the Systematic Withdrawal Program, please contact our Annuity Service Center.
GWB Amount
The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent contract anniversary, the GWB Amount may change as described below.
Before the youngest Annuitant reaches the age of 59½, the GWB Amount is zero.
Once the youngest Annuitant reaches age 59½, your first withdrawal will establish a Withdrawal Percentage as shown in the table below. Once established, your Withdrawal Percentage will never change.

If the contract has two Annuitants on the contract date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the table below. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage for age 76 and older indicated in the table below will be used to establish your eligible GWB Amount on the latest possible Annuity Date.
For contracts issued based on applications received on or after November 17, 2014:
Age at 1st Withdrawal	Withdrawal Percentage – Single Annuitant (Annuitant’s Age)	Withdrawal Percentage – Joint Annuitants (Youngest Annuitant’s Age)
59½ – 64	4%	4%
65 – 75	5%	4.75%
76 and older	5.50%	5.00%
For contracts issued based on applications received prior to November 17, 2014:
Youngest Annuitant’s Age at 1st Withdrawal	Withdrawal Percentage
59½ – 64	4%
65 – 75	5%
76 and older	6%
On each contract anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59½ by the GWB Value on that same contract anniversary.
Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59½ as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.
Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. However, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.
See Appendix C for examples of how your GWB Amount is calculated.
GWB Value
The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59½. Your contract will also have a GWB Value prior to the date the youngest Annuitant reaches age 59½, and during that time the GWB Value may increase or decrease as described below.
The GWB Value on the contract date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59½ the GWB Value will be reduced proportionately. (See “Withdrawals Before Youngest Annuitant Reaches Age 59½” below). Similarly, if you make withdrawals after the youngest Annuitant reaches age 59½ and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced proportionately. (See “Withdrawals in Excess of Annual GWB Amount” below.)
On each contract anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. The GWB Value will not be eligible for potential annual increases after the Annuitant’s 85th birthday. If the contract has joint Annuitants and the oldest Annuitant dies before the contract anniversary that falls on or after his or her 85th birthday, the surviving Annuitant’s age will be used. However, if the oldest Annuitant dies on or after the contract anniversary that falls on or after his or her 85th birthday, the GWB Value will not increase.
If the Contract Value is lower than the GWB Value, the GWB Value will not change.
If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the contract anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

If a contract anniversary is not on a Business Day, the GWB Value is compared to the Contract Value determined on the next Business Day.
Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year, provided the youngest Annuitant has reached age 59½ and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.
Withdrawals Before Youngest Annuitant Reaches Age 59½
You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59½. If you make a withdrawal before the youngest Annuitant reaches age 59½, the GWB Value is reduced by a percentage determined by dividing the withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.
(1)
At the end of the valuation period (a “valuation period” is the period of time between one determination of the value of Accumulation Units to the next determination on the following Business Day) in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.
(2)
Multiply the percentage determined in (1) by the GWB Value immediately before the withdrawal. The result is the amount by which the old GWB Value is reduced.
For example, assume your contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment (the example does not reflect the deduction of income taxes or tax penalties, or fees and charges other than the surrender charge):
•
If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year.
•
Assume that your Contract Value is $30,000 later in that Contract Year and you make one $5,000 withdrawal ($4,900 of which would be paid to you after deduction of a $100 surrender charge).
•
Your GWB Value would be reduced by 16.67% ($5,000 withdrawal amount divided by $30,000 Contract Value).
•
The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).
Withdrawals in Excess of Annual GWB Amount
If you withdraw more than the GWB Amount in any Contract Year on or after the youngest Annuitant reaches age 59½, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a withdrawal that is in excess of the GWB Amount for that Contract Year (“excess withdrawal”) by the Contract Value at time of the excess withdrawal, as described below. The new GWB Value following an excess withdrawal is calculated as follows:
1)
Determine the portion of the most recent withdrawal, in combination with the sum of all other withdrawals taken in the current Contract Year, that exceeds the GWB Amount for that Contract Year.
2)
Determine what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
3)
Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).
4)
Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.
5)
Take the GWB Value prior to the withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.
For example, assume your contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000 (the example does not reflect the deduction of income taxes or tax penalties or fees and charges; surrender charges do not apply after the fifth Contract Year):
•
If you make a first withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 4% and be eligible to withdraw up to the GWB Amount of $1,000 ($25,000 multiplied by 4%) without causing a reduction in GWB Value.

•
Because your first withdrawal is $5,000, $1,000 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $4,000 of the withdrawal is an excess withdrawal.
•
For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,000) resulting in a Contract Value of $29,000.
•
The $4,000 excess withdrawal proportionally reduces the Contract Value by 13.79% ($4,000 divided by $29,000) which results in a new GWB Value of $21,552.50 ($25,000 less [25,000 multiplied by 13.79%]).
•
If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next contract anniversary, the GWB Amount for the next Contract Year will be $862.10 ($21,552.50 multiplied by 4%).
If the contract is a qualified contract and you elect to receive your MRD under the Code through our Systematic Withdrawal Program, the references to GWB Amount in (1) and (2) above shall mean “the greater of the GWB Amount or any minimum required distribution under the Code determined exclusively by us from the Contract Value.” If you take a withdrawal to satisfy your minimum required distribution in a way other than through our Systematic Withdrawal Program and your MRD is in excess of your GWB Amount, the withdrawal may result in surrender charges (if applicable) and a reduction in your GWB Value.
Any premium tax amount that we deduct from your Contract Value will not be treated as an excess withdrawal.
See Appendix C for additional examples of GWB Value increases and decreases.
Conversion of GWB Amount to Annuity Payments
If the Contract Value is reduced to zero because you make a full withdrawal and total withdrawals in that Contract Year (including the withdrawal that reduces the Contract Value to zero) do not exceed the GWB Amount, we will convert the GWB Amount to Annuity Payments. If that happens, we will pay you the difference between your GWB Amount for that Contract Year (less prior withdrawals in that Contract Year) and the Contract Value prior to that withdrawal, and then, on the first day of the calendar month on or after your next contract anniversary, the contract will convert to an annuity option that will pay you an annual amount equal to your GWB Amount for so long as any Annuitant is still alive. The first payment will be equal to any remaining portion of the GWB Amount for the Contract Year at the time of conversion. Once a conversion occurs under this provision, the contract will no longer have a Contract Value.
If the Contract Value is reduced to zero because you make a full withdrawal and total withdrawals in that Contract Year (including the withdrawal that reduces the Contract Value to zero) exceed the GWB Amount, your contract will be terminated and you will not receive any Annuity Payments.
If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a withdrawal under the Systematic Withdrawal Program causes this provision to apply, we will continue to pay your GWB Amount as an Annuity Payment on the same day of the month for the period you selected under the Systematic Withdrawal Program.
The resulting GWB Amount for future Contract Years will be paid in monthly Annuity Payments as long as each monthly Annuity Payment is at least $20. We reserve the right to pay the GWB Amount as an annual Annuity Payment or in any other payment method that is mutually agreeable to you and us.
Death Benefit After Conversion of GWB Amount to Annuity Payments. On the death of the last surviving Annuitant, payments will continue to your Beneficiary until the Beneficiary has received the Return of Purchase Payment death benefit described below under “Death Benefit During the Accumulation Phase.” Once Annuity Payments begin, the Return of Purchase Payment death benefit will be reduced by the amount of each Annuity Payment. These payments will be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit described below to zero.
Additional Information
If an Annuitant's age has been misstated, we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion of GWB Amount to Annuity Payments provision of this contract, we will withhold and apply any future GWB Amounts to the overpayment until we have recovered the amount of the overpayment. If the contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amount has been converted to Annuity Payments as described in the Conversion to Annuity Income of GWB Amount Payments provision of this Contract, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually.
For contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Internal Revenue Code requires certain distributions following the death of an Owner, we generally limit joint ownership to spouses only. In order to continue the contract and the GWB after the first Annuitant’s death, the designated joint Annuitant must be the first Annuitant’s spouse on the date of death.
For contracts owned by a grantor trust, in order for the joint Annuitant to be able to continue the contract after the first Annuitant’s death, federal income tax law requires that the designated Beneficiary (in this case, the joint Annuitant) must be the Annuitant’s spouse on the date of the Annuitant’s death. This may impact certain estate planning considerations which depend on the grantor trust being treated as the designated Beneficiary and should be taken into account prior to the purchase of the contract.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)).
Death Benefit
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries).
Where there are multiple Beneficiaries, the death benefit for each Beneficiary will be determined as of the time that Beneficiary submits the necessary documentation in Good Order. If we are presented in Good Order with notification of the death of the last surviving Annuitant before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request.
If you have a joint Annuitant, the death benefit will not be paid when the first Annuitant dies (subject to the requirements of the Code and except for certain qualified contracts with a joint Annuitant who is age 95 or older at the death of the first Annuitant—see “Spousal Continuation” below). Upon the death of either Annuitant, the surviving joint Annuitant will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit.
Death Benefit
The death benefit will be payable to your Beneficiaries upon the last surviving Annuitant’s death. The Beneficiaries must elect the death benefit to be paid under one of the two options below. Subject to our administrative procedures, we will pay a death benefit equal to the Contract Value death benefit if the Contract Value death benefit is greater than the sum of payments to be received under the Return of Purchase Payment death benefit. Until we are directed to pay those proceeds in a lump sum or under any other option we make available, the death benefit amount will remain in the Variable Account for up to five years from the date of death.
1) Contract Value
The first option is a death benefit equal to the Contract Value as determined as of the end of the Business Day on which we receive due proof of death and an election for the payment method. This death benefit amount remains in the Investment Options until each of the Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See “General Death Benefit Provisions” below.) Any death benefit amounts held in the Variable Account on behalf of the remaining Beneficiaries are subject to investment risk.
2) Return of Purchase Payment Death Benefit
The second option is a Return of Purchase Payment death benefit. At issue the Return of Purchase Payment death benefit is equal to the Purchase Payment. The Return of Purchase Payment death benefit is reduced by each withdrawal as described below.

A. Withdrawals Prior to Age 59½.
If you make withdrawals before the youngest Annuitant reaches age 59½, the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:
(1)
At the end of the valuation period in which you make the withdrawal, we divide the withdrawal by what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction to the Return of Purchase Payment death benefit.
(2)
Multiply the percentage determined in (1) by the Return of Purchase Payment death benefit immediately before the withdrawal.
(3)
Take the Return of Purchase Payment death benefit prior to the withdrawal and reduce it by the amount determined in (2).
B. Withdrawals On or After Age 59½.
(i)
If total withdrawals in any Contract Year after the youngest Annuitant reaches age 59½ do not exceed the GWB Amount for that same Contract Year, the Return of Purchase Payment death benefit is reduced by the dollar amount of the withdrawal(s).
(ii)
If you make withdrawals on or after the date the youngest Annuitant reaches age 59½ and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the Return of Purchase Payment death benefit will be reduced for each such withdrawal as follows:
(1)
Determine the portion of the most recent withdrawal that, in combination with the sum of all other withdrawals taken in the current Contract Year, exceeds the GWB Amount for that Contract Year.
(2)
Determine what the Contract Value would have been at the end of the valuation period had you not taken the withdrawal, less any portion of the most recent withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.
(3)
Determine the percentage reduction in the Return of Purchase Payment death benefit by dividing the amount determined in (1) by the amount determined in (2).
(4)
Multiply the percentage determined in (3) by the Return of Purchase Payment death benefit prior to the excess withdrawal.
(5)
Take the Return of Purchase Payment death benefit prior to the withdrawal and first reduce it by the amount of the GWB Amount for that Contract Year, then further reduce it by the amount determined in (4).
If the last Annuitant dies before a Withdrawal Percentage has been determined, the Withdrawal Percentage will be based on the age of last Annuitant at time of death. If the last Annuitant had not reached age 59½ at the time of their death, the Withdrawal Percentage will be 4%.
The Return of Purchase Payment death benefit will be paid to your Beneficiary in monthly payments or at any frequency acceptable to your Beneficiary and us (but not less than annually). Such installment payments shall be equal in amount, except for the last payment, which will be in an amount necessary to reduce the Return of Purchase Payment death benefit to zero. Except to the extent required under federal income tax law, the total annual payment will not exceed the GWB Amount. If your Beneficiary dies while such payments are made, the payments will continue to the Beneficiary’s estate unless such other designee has been agreed to by us in writing.
See Appendix B for examples of the death benefit.
General Death Benefit Provisions
Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments, including the applicable requirements of the Code. The death benefit amount remains in the Variable Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Variable Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.
After the death of all the Owners and Annuitants, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate, see Proof of Death, below) for each Owner and Annuitant, an election for the payment method and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

Once we have received due proof of death, we will, upon notice to us, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.
Proof of Death. We will require due proof of death before any death benefit is paid. Due proof of death will be:
•
a certified death certificate;
•
a certified decree of a court of competent jurisdiction as to the finding of death;
•
a written statement by a licensed medical doctor who attended the deceased; or
•
any other proof satisfactory to us.
If the Beneficiary under a qualified contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have been required to begin taking distributions under federal tax law (which may be more or less than five years after the Annuitant's death). (See “Federal Income Tax Status” for a discussion of the tax law requirements applicable to distributions from qualified contracts.)
A Beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless, to the extent allowed under the Code, the Beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death. Any option elected by a Beneficiary must comply with the applicable federal income tax rules under the Code. The tax rules are complex and differ for non-qualified contracts and qualified contracts. As a general matter under the Code, the entire death benefit must be paid within five years (or in some cases 10 years for qualified contracts) of the Owner’s date of death unless an exception applies. You should consult your tax adviser about the tax rules applicable to your situation.
Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements under the Code. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary’s death.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.
Spousal Continuation
When the primary Beneficiary is the spouse of the Annuitant and is a joint Annuitant, upon the first Annuitant's death, the spouse will be deemed to have elected to continue the contract in his or her own name. If the contract is a tax-qualified contract and the surviving Annuitant is age 95 or older on the day we receive due proof death, the contract may not be continued. In this case, the surviving Annuitant may elect a death benefit as set forth above or may elect to receive lifetime Annuity Payments as set forth under Annuity Income Option (1) (see “Annuity Payments (The Income Phase)--Annuity Income Options”).
Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see “Federal Income Tax Status”). For contracts owned by a grantor trust, in order for the spouse to be able to continue the contract after the first Annuitant’s death, federal income tax law requires that the joint Annuitant must be the Annuitant’s spouse on the date of the Annuitant’s death.
Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Any Code reference to “spouses” includes those persons who enter into lawful marriages under state law, regardless of sex.

Federal Income Tax Status
Introduction
We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.
This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.
In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any contract or of any transaction involving a contract.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Tax Deferral During Accumulation Period
Under existing provisions of the Code, any increase in an Owner’s Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:
(1)
the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations;
(2)
the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and
(3)
the Owner is an individual (or an individual is treated as the Owner for tax purposes).
Diversification Requirements
For non-qualified contracts, the Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the contract. The subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be “adequately diversified” in accordance with the Internal Revenue Code and Treasury Department regulations.
Ownership Treatment
In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income. The Internal Revenue Service (the “IRS”) has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Separate Account Charges
It is conceivable that certain benefits or the charges for certain benefits such as the guaranteed withdrawal benefit, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59½.
Non-Natural Owner
As a general rule, for non-qualified contracts held by “non-natural persons” such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to “non-natural” persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an “individual”)). The following discussion assumes that a contract will be owned by an individual.
Delayed Annuity Commencement Dates
On the contract date, the Annuity Date is automatically set to be the first day of the calendar month on or after the contract anniversary that falls on or after the oldest Owner’s 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract’s Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner’s income.
The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.
In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.
Qualified Contracts
You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity (“IRA”). The Code permits certain “rollover” contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract’s minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a “rollover” of the proceeds from a qualified plan, tax sheltered annuity, or IRA.
In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:
(1)
the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;
(2)
the Owner’s interest in the contract cannot be forfeitable; and
(3)
annuity and payments following the death of an Owner must satisfy certain required minimum distributions.
Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.
Applicable Age for Required Minimum Distributions (RMD)

As used in the prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” is..
When born on or before June 30, 1949	70 1/2
When born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73
Attain age 73 on or after January 1, 2033	75
Upon the death of the Owner of the contract and/or Annuitant of a qualified contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of the death (including in a single lump sum) or, in certain limited circumstances, minimum distributions may be taken over the life or life expectancy of the individual Beneficiaries (and in certain situations trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained the Applicable Age, or to roll over the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.
The following information describes changes in federal tax law affecting the required minimum distributions (“MRD” or “RMD””) that you must take from a qualified annuity contract during your life and that your beneficiary must take following your death.
(1)
In accordance with the SECURE 2.0 Act of 2022, the age at which RMD generally must begin for IRAs and qualified retirement plans is the Applicable Age. Generally, this requires that RMD be taken by April 1st of the calendar year following the calendar year in which you attain the Applicable Age. For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining the Applicable Age. A tax penalty (an excise tax) of up to 25% applies to the shortfall of any required minimum distributions you fail to receive. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Treasury regulations have been enacted which detail certain distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
(2)
Effective January 1, 2020, when an IRA owner or defined contribution plan participant dies, any remaining interest must generally be distributed within 10 years after the IRA owner/participant’s death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over the beneficiary’s life or over a period not exceeding the beneficiary’s life expectancy. An eligible designated beneficiary includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and individuals who are not more than 10 years younger than the IRA owner/participant.
The change described in (2) above can significantly affect a beneficiary’s ability to extend the payment of the death benefit distributions from a qualified annuity contract out over his or her life expectancy or some other (shorter) period, to the extent permitted by the Code (i.e., “stretch”). It may also shorten the time period over which the remaining balance of the contract must be taken if the IRA owner/participant had been receiving payments at the time of death, either in the form of annuity payments or through withdrawals of the RMD amount each year. Generally, distributions under this exception must start by the end of the year following your death. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designated beneficiary. Due to these changes, we are not currently issuing inherited IRA contracts to beneficiaries other than surviving spouses and individuals who are not more than 10 years younger than the deceased IRA owner/participant. We may modify this in the future. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.

If you are receiving or intend to receive your minimum distributions in the form of annuity payments under an Annuity Income Option payable over the joint lives of you and a Beneficiary, or over a guaranteed duration of more than 10 years, be advised that the federal tax law may require that after your death, any remaining payments be made over a shorter period or be reduced to satisfy the RMD rules and avoid the up to 25% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments.
RMD rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs. Effective starting in 2024, similar rules apply to Roth account balances maintained in employer-sponsored qualified plans. As a result, required minimum distribution rules that generally apply under an employer-sponsored qualified plan once you attain your Applicable Age, will not apply to any Roth account balance while you are alive. However, in general, post-death rules with respect to minimum distributions do apply to beneficiaries upon your death.
You should consult with your tax adviser regarding these changes.
Contract Values and Proceeds
Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.
A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.
The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.
Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).
The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
Taxes on Surrender of the Contract Before Annuity Income Payments Begin
If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.
For non-qualified contracts, the cost basis is generally the amount of your Purchase Payments (your after-tax investment in the contract), and the taxable portion of the proceeds is the amount which exceeds your return of cost basis. Taxable amounts are generally taxed as ordinary income, and may be subject to a 10% penalty tax (see “10% Penalty Tax on Early Withdrawals” section in this prospectus.) A full surrender of a non-qualified contract may also be subject to a 3.8% Net Investment Income tax (see “3.8% Net Investment Income” section in this prospectus.)
For qualified contracts, we will generally tax report the entire amount of the surrender payment to the IRS in accordance with applicable IRS instructions. You may want to discuss with your tax adviser whether you may want to file an IRS Form 8606 each year for any part of your Purchase Payment relating to after-tax, non-deductible traditional IRA contributions.
Taxes on Partial Withdrawals
Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.
Partial withdrawals under a non-qualified contract are generally treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your cost basis, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your cost basis. In the event of your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your cost basis. Withdrawals may also be subject to a 3.8% Net Investment Income tax (see “3.8% Net Investment Income” section in this prospectus.)

For qualified contracts, we will generally tax report the entire amount of the surrender payment to the IRS in accordance with applicable IRS instructions. You are responsible for working with your tax adviser to determine what amounts to include on your tax return. You may want to discuss with your tax adviser whether you may want to file an IRS Form 8606 each year for any part of your Purchase Payment relating to after-tax, non-deductible traditional IRA contributions.
Partial and complete withdrawals may be subject to a 10% penalty tax (see “10% Penalty Tax on Early Withdrawals”). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.
Aggregation of Contracts
In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more non-qualified deferred annuity contracts after October 21, 1988 from the same insurance company (or its predecessors or affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.
In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.
Taxes on Annuity Income Payments
Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.
For qualified contracts, we will generally tax report the entire amount of the surrender payment to the IRS in accordance with applicable IRS instructions. You are responsible for working with your tax adviser to determine what amounts to include on your tax return. You may want to discuss with your tax adviser whether you may want to file an IRS Form 8606 each year for any part of your Purchase Payment relating to after-tax, non-deductible traditional IRA contributions.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of
(1)
the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or
(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying surviving spouses, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)) but such income will increase “modified adjusted gross income” in item 2.
You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

10% Penalty Tax on Early Withdrawals or Distributions
An additional tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax generally applies to early withdrawals or distributions made prior to age 59 ½. The penalty tax may not be imposed if an exception applies, which may include:
(1)
distributions made to persons on or after age 59½;
(2)
distributions made after death of the Owner;
(3)
distributions to a recipient who has become disabled;
(4)
distributions as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary;
(5)
in the case of qualified contracts, distributions received from the rollover of the contracts into another qualified contract or IRA;
(6)
on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
(7)
pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs);
(8)
to pay IRS levies (and made after December 31, 1999);
(9)
to pay deductible medical expenses; or
(10)
in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above. Other exceptions include certain provisions under the SECURE 2.0 Act of 2022 which may provide the ability to recontribute an “early” distribution to an IRA or employer sponsored qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the contract and our administrative rules). You should consult your tax adviser to confirm whether an exception applies and the requirements to meet any applicable exception.
We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in (4) above. You should consult your tax adviser before electing to take systematic withdrawals commencing prior to age 59½.
If you receive systematic withdrawals or any other payments that you intend to qualify for the exception described in (4) above, you should consult your tax adviser to ensure that you meet and continue to meet the requirements under applicable tax law, including Code Section 72 and applicable IRS guidance. Any modifications (except due to death or disability) to such payments before age 59 ½ or within five years after beginning these payments, whichever is later, may result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Other Tax Information
In the case of a qualified contract, an up to 25% excise tax is imposed on the amount by which required RMD exceeds actual distributions.
We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.
Exchanges of Contracts
We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract of a contract, the IRS might treat the two as one annuity contract in certain circumstances. See “Aggregation of Contracts” above.
In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.
Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
Transfer of a Contract to or from a Revocable Grantor Trust
A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax adviser before making such a transfer.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
SECURE 2.0 Act Considerations
As part of the Consolidated Appropriations Act, 2023, Congress passed the SECURE 2.0 Act of 2022 (the “Act”) which was signed into law on December 29, 2022. The Act includes many provisions updating the Code affecting employer sponsored qualified plans and IRAs, including provisions that become effective immediately and provisions which become effective in later years through 2033. For example, the Act includes provisions affecting required minimum distribution (RMD), certain contribution and other limits affecting IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for “early” distributions which may also provide for the ability to recontribute such early distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). This prospectus does not attempt to provide a complete discussion of the Act and its provisions. Individuals should consult with a qualified tax adviser.
Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.
Special provisions related to damage from a Declared Disaster. Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternative basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
Tax Benefits Related to the Assets of the Variable Account
We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Variable Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.
We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.
The Company’s Tax Status
The Company is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a “regulated investment company” under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Variable Account, then the company may impose a charge against the Variable Account in order to provide for such taxes.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
Other Information
Brighthouse Life Insurance Company
Brighthouse Life Insurance Company (BLIC) is a Delaware stock life insurance company originally chartered in Connecticut in 1863. BLIC is licensed to conduct business in all states of the United States (except New York), District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S. Virgin Islands. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On November 6, 2025, BHF and Aquarian Capital LLC (“Aquarian”) announced that they had entered into a definitive agreement under which an affiliate of Aquarian will acquire BHF. This transaction is subject to the satisfaction or waiver of customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction or waiver of the other conditions, the transaction is expected to be consummated in 2026.
Upon the consummation of the transaction, Aquarian will become the ultimate parent of BHF and BLIC will remain an indirect wholly-owned subsidiary of BHF. Although Aquarian will replace BHF as BLIC’s ultimate parent, BLIC will continue in its present role as the issuer of your Contract. All of your rights and benefits under your Contract and BLIC’s obligations under the Contract will remain unchanged.
Founded in 2017, Aquarian Capital is a diversified global holding company with a strategic portfolio of insurance and asset management solutions. Aquarian is headquartered in New York, NY.
The Variable Account
We have established a separate account, Brighthouse Separate Account A (the Variable Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Variable Account under Delaware insurance law on May 29, 1980. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Variable Account is divided into subaccounts.
The Variable Account’s assets are solely for the benefit of those who invest in the Variable Account and no one else, including our creditors. The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the contracts issued from this Variable Account without regard to our other business.
We reserve the right to transfer assets of the Variable Account to another account, and to modify the structure or operation of the Variable Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Contract Value.
We are obligated to pay all money we owe under the contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any such amount under the GWB that exceeds the assets in the Variable Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.
The investment adviser to certain of the investment options offered with the contracts or with other variable annuity contracts issued through the Variable Account may be regulated as commodity pool operators. While it does not concede that the Variable Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and the Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log onto www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor and we have entered into selling agreements with a selling firm for the sale of contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution.

Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms may also receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with a selling firm’s internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more Investment Options under the contract. These investment advisory firms include Fidelity Management & Research Company LLC, FMR UK, FMR HK, and FMR Japan.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 2.5% of the Purchase Payment, along with annual trail commissions up to 0.05% of Contract Value for so long as the contract remains in effect or as agreed in the selling agreement.
Distributor may also pay commissions when a contract Owner elects to begin receiving regular Annuity Payments (see “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts, prizes and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to selling firms based on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by financial representatives who may sell our products. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on contract values of our variable insurance contracts (including Contract Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm’s marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their financial representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. See the Statement of Additional Information for more information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information—“Distribution” for a list of selling firms that received additional compensation during 2025, as well as the range of additional compensation paid.)

Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day (generally 4:00PM Eastern Time). We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee’s administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 770001, Cincinnati, OH 45277-0050. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
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Through your financial representative
•
By telephone at (800) 634-9361, between the hours of 8:30AM and 7:00PM Eastern Time
•
In writing to our Annuity Service Center.
A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your financial representative before submitting the form or request.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); if we add additional Investment Options in the future, the names and allocations to and/or from the Investment Option affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to the Purchase Payment, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.

Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Confirming Transactions. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 15 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•
change the Beneficiary
•
assign the contract (subject to limitation)
•
change the payment option
•
exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued. The Owner may not be changed (unless removed pursuant to court order).
Joint Owner. The contract can be owned by joint Owners, generally limited to two natural persons who must be spouses. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If joint Owners are named, unless you tell us otherwise, the surviving joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) the date the death benefit is due and payable, or such other date as required by state law. Contracts purchased through certain qualified plans, including IRAs and Roth IRAs, may be subject to special or additional abandoned property rules under state law. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 634-9361 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You cannot change the Annuitant after the contract has been issued (unless removed pursuant to court order). Any reference to Annuitant includes any joint Annuitant under an annuity option. The Owner(s) and the Annuitant(s) must be the same person except for qualified contracts, which can have only one Owner but may have joint Annuitants, or where the contract is owned by certain trusts, but there may be joint Annuitants.
Assignment. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of Distributor to perform its contract with the Variable Account or of the Company to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Variable Account have been included in the SAI.

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APPENDIX A
Investment Options Available Under the Contract
The following is a list of Investment Options under the contract. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time to time. You can request this information at no cost by calling (800) 544-2442, or sending an email request to funddocuments@fmr.com.
The current expenses and performance information below reflects fees and expenses of the Investment Option, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high total return.	Fidelity VIP FundsManager 50% Portfolio — Investor Class#‡[1] Fidelity Management & Research Company LLC	0.59%	14.13%	5.78%	7.24%
Seeks high total return.	Fidelity VIP FundsManager 60% Portfolio — Investor Class#‡† Fidelity Management & Research Company LLC	0.63%	15.71%	6.67%	8.19%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio — Investor Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.28%	4.10%	3.08%	2.01%
#
Certain Investment Options and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Options' prospectuses for additional information regarding these arrangements.
‡
This Investment Option is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
†
Closed to new money except for clients who purchased the contract prior to July 21, 2012.
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Available only under contracts issued on or after July 21, 2012.
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APPENDIX B
Death Benefit Examples
The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Options. The examples below do not reflect the deduction of fees and expenses, surrender charges or income taxes and tax penalties. All amounts are rounded to the nearest dollar.
Example 1
Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal in the first Contract Year equal to your GWB Amount of $5,000 ($100,000 * 5% = $5,000). The Return of Purchase Payment death benefit gets reduced to $95,000. Later in that same Contract Year, you take an additional withdrawal of $4,500 when your Contract Value is $90,000. The Return of Purchase Payment death benefit is reduced to $90,250 ($95,000 – $95,000 * ($4,500 / $90,000)).
Example 2
Assume your contract has one Annuitant who is age 65 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You take a withdrawal of $6,000 when your Contract Value is $98,000. Your GWB Amount for the first Contract Year is $5,000 ($100,000 * 5% = $5,000), so $1,000 of your withdrawal is considered an excess withdrawal. The Return of Purchase Payment death benefit first reduces by the GWB Amount to $95,000 ($100,000 – $5,000). Then the Return of Purchase Payment death benefit is further reduced for the excess withdrawal to $93,978 ($95,000 – $95,000*($1,000 / $93,000)).
Example 3
Assume your contract has one Annuitant who is age 73 and you made a $100,000 Purchase Payment on the contract date. The initial Return of Purchase Payment death benefit is $100,000. You elect to take the greater of your GWB amount or your MRD amount through the Systematic Withdrawal Program. During the first Contract Year, you take out your $5,000 GWB Amount and your Return of Purchase Payment death benefit goes to $95,000. In your second Contract Year, your MRD amount is $5,500, so you take that amount out of your contract. Since you are signed up to take your MRD through the Systematic Withdrawal Program, this withdrawal is not considered an excess withdrawal, and your Return of Purchase Payment death benefit is reduced by the amount of the withdrawal to $89,500.
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APPENDIX C
Guaranteed Withdrawal Benefit for Life Examples
The purpose of these examples is to illustrate the operation of the GWB feature. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Options. The examples do not reflect the deduction of fees and charges (other than applicable surrender charges) or income taxes and tax penalties. The GWB does not establish or guarantee a Contract Value or minimum return for any Investment Option. The GWB Value cannot be taken as a lump sum.
GWB Value and GWB Amount
Assume your contract has one Annuitant who is age 64 and you made a $25,000 Purchase Payment on the contract date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,000 = 4% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire first Contract Year. If your Contract Value is $30,000 at time of the first contract anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the second Contract Year would be increased to $1,200 to reflect the increased GWB Value.
In the same example, if the Contract Value was $20,000 at time of the first contract anniversary, the GWB Value would be unchanged on the contract anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,000.
Withdrawals in Excess of Annual GWB Amount
Assume your contract has one Annuitant who is age 64 and you made a $100,000 Purchase Payment on the contract date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 4% and the GWB Amount as $4,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no surrender charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.
Further assume that later in that first Contract Year, you make a second withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $1,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($9,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the valuation period had you not taken the withdrawal. Your GWB Value will be reduced by 8.74%. The 8.74% reduction is determined by dividing the $9,000 excess withdrawal by $103,000 ($104,000 – $1,000 determined above) resulting in a new GWB Value of $91,260 ($100,000 GWB Value minus [100,000 multiplied by .0874]). Additionally, a $180 surrender charge is due on the $10,000 withdrawal (2% of the $9,000 excess withdrawal).
Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $4,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the valuation period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 excess withdrawal divided by $90,000) resulting in a new GWB Value of $86,185.94 ($91,260 GWB Value minus [91,260 multiplied by .0556]). A $100 surrender charge is due on the $5,000 withdrawal (2% of the $5,000 excess withdrawal).
Required Minimum Distributions under the GWB
Assume your contract date is five years in the past and your contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your minimum required distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next contract anniversary will occur in the following calendar year and that your GWB Value did not increase on your contract anniversary in the current calendar year.
C-1

Example 1
To satisfy your MRD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on pages 22-23 of this prospectus to receive the greater of your GWB Amount and your MRD. To demonstrate the reduction, assume your contract value would have been $103,000 at the end of the valuation period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 – $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [100,000 multiplied by .0031]).
Example 2
Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or MRD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your MRD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your MRD as shown on pages 22-23 of this prospectus have been met.
Example 3
Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your MRD requirements, you would need to elect an annual payment frequency from the Systematic Withdrawal Program so that we are able to pay a full year’s worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your MRD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your MRD was taken through our Systematic Withdrawal Program. We have assumed that all of the conditions for receiving an MRD exception as shown on pages 22-23 of the prospectus have been met.
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The statement of additional information (“SAI”) dated April 27, 2026 includes additional information about the Variable Account. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the contract, and to make investor inquiries, call us at (800) 634-9361.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151827

Statement Of Additional Information
Individual Variable Deferred Annuity Contract
Issued By
BRIGHTHOUSE Separate Account A
And
BRIGHTHOUSE Life Insurance Company
BRIGHTHOUSE Growth And Income Variable Annuity
This Statement of Additional Information (“SAI”) Is Not A Prospectus But Relates To, And Should Be Read In Conjunction With The Prospectus Dated April 27, 2026. A Copy Of The Individual Variable Deferred Annuity Contract Prospectus May Be Obtained By Writing To Annuity Service Center, P.O. Box 770001, Cincinnati, OH 45277-0050, Or By Calling (800) 634-9361, Or By Accessing The Securities And Exchange Website At http://www.sec.gov.
The SAI Contains Information In Addition To The Information Described In The Prospectus For The Individual Variable Deferred Annuity Contract (The "Contract") Offered By Brighthouse Life Insurance Company ("We”, "Our", Or The "Company").The Prospectus Concisely Sets Forth Information That A Prospective Investor Ought To Know Before Investing.
This Statement Of Additional Information Is Dated April 27, 2026.
Book 720 SAI

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THE Company
Brighthouse Life Insurance Company History
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, the Bahamas, Guam, Puerto Rico, the British Virgin Islands and the U.S. Virgin Islands. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc.(“BHF”), a publicly-traded company. The Company was an indirect, wholly-owned subsidiary of MetLife, Inc. until August 4, 2017, when BHF became an independent , publicly-traded company following the completion of a separation transaction. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuities and life insurance in the U.S. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
On November 6, 2025, BHF and Aquarian Capital LLC (“Aquarian”) announced that they had entered into a definitive agreement under which an affiliate of Aquarian will acquire BHF. This transaction is subject to the satisfaction or waiver of customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction or waiver of the other conditions, the transaction is expected to be consummated in 2026.
Upon the consummation of the transaction, Aquarian will become the ultimate parent of BHF and BLIC will remain an indirect wholly-owned subsidiary of BHF. Although Aquarian will replace BHF as BLIC’s ultimate parent, BLIC will continue in its present role as the issuer of your contract. All of your rights and benefits under your contract and BLIC’s obligations under the contract will remain unchanged.
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called, MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
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•MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Separate Account A (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MLI USA), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
SERVICES
BLIC maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts as well as other contracts and policies issued by BLIC.
Fidelity Investment Life Insurance (“Fidelity”), which has its principal office at 900 Salem Street, Smithfield, RI 02917, provides recordkeeping services to BLIC in connection with our administration of the Brighthouse Growth and Income Variable Annuity Contracts. Fidelity is not affiliated with BLIC, the Separate Account or any of BLIC’s affiliates, including the Contract’s principal underwriter, Brighthouse Securities, LLC. The amount paid to Fidelity for the period January 1, 2023 through December 31, 2023 was $6,868,951, for the period January 1, 2024 through December 31, 2024 was $6,276,904, and for the period January 1, 2025 through December 31, 2025 was $6,868,951.
Independent Registered Public Accounting Firm
The financial statements comprising each of the Sub-Accounts of Brighthouse Separate Account A, and the financial statements of Brighthouse Life Insurance Company, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports. Such financial statements are incorporated by reference in reliance upon the reports of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
Custodian
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
Distribution
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
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The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and principal underwriter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2025	$737,658,036	$0
2024	$724,114,938	$0
2023	$665,088,655	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2025 ranged from $207 to $16,244,724.* The amount of commissions paid to selected selling firms during 2025 ranged from $14,249 to $97,879,821. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2025 ranged from $14,249 to $114,125,545.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.
The following list sets forth the names of selling firms that received additional compensation in 2025 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
American Portfolios Financial Services, Inc.
Ameriprise Financial Services, Inc.
Ameritas Investment Corp.
Arvest Investments, Inc.
Benjamin F. Edwards & Company, Inc.
BNY Mellon Securities Corporation
Cambridge Investment Research, Inc.
Capital Investment Brokerage, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisors LLC
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investments, Inc.
Citigroup Global Markets, Inc.
5

Citizens Securities, Inc.
Commonwealth Financial Network
Copper Financial Network, LLC
Equitable Advisors, LLC
Equity Services, Inc.
Fifth Third Securities, Inc.
First Citizens Investor Services, Inc.
First Heartland Capital, Inc.
Founders Financial Securities LLC
FSC Securities Corporation
Geneos Wealth Management, Inc.
Gradient Securities, LLC
GWN Securities Inc.
Hornor, Townsend & Kent, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Integrity Alliance, LLC
Investacorp Advisory Services, Inc.
Janney Montgomery Scott LLC
J.P. Morgan Securities LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
KMS Financial Services, Inc.
Lifemark Securities Corp.
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
Lion Street Financial, LLC
LPL Financial Corp. Affiliates
LPL Financial LLC
Merrill Lynch, Pierce, Fenner & Smith Inc
MML Investors Services, LLC
Morgan Stanley Smith Barney LLC
Navy Federal Financial Group, LLC
OneAmerica Securities, Inc.
Oppenheimer & Co. Inc.
OSAIC Wealth, Inc.
Packerland Brokerage Services, Inc.
Park Avenue Securities LLC
PFS Investments Inc.
Raymond James & Associates, Inc.
RBC Capital Markets, LLC
Robert W. Baird & Co
Rockerfeller Capital Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Securities Service Network, LLC
Stifel, Nicolaus & Company, Incorporated
The Leaders Group, Inc.
6

The O.N. Equity Sales Company
Transamerica Financial Advisors, Inc.
Triad Advisors LLC
Truist Investment Services, Inc.
UBS Financial Services Inc.
United Planners Financial Services of America
U.S. Bancorp Advisors, LLC
U.S. Bancorp Investments, Inc.
USA Financial Securities Corporation
ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
Reduction Or Elimination Of The Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
Performance Information
Historical Unit Values
The Company may show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information may be derived from an entity such as Morningstar which may provide statistical data that tracks the performance of thousands of investment companies. Information compiled from such a service may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, and any information concerning rankings means the ranking might have been lower.
Annuity Provisions
Fixed Annuity
A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine the fixed annuity monthly payment. The monthly
7

annuity payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant’s sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality And Expense Guarantee
The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.
Legal Or Regulatory Restrictions On Transactions
If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
Tax Status Of The Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
DIVERSIFICATION. In order for your non-qualified contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.
If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.
REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.
The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
8

Other rules may apply to qualified contracts.
APPLICABLE AGE FOR REQUIRED MINIMUM DISTRIBUTION (RMD). As used in this prospectus, “Applicable Age” means the following:
If you…	Your “Applicable Age” is…
Were born on or before June 30, 1949	70½
Were born on or after July 1, 1949 (and attain age 72 prior to January 1, 2023)	72
Attain age 72 on or after January 1, 2023 (and attain age 73 on or before December 31, 2032)	73
Attain age 73 on or after January 1, 2033	75
MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that annual Required Minimum Distributions (“RMD”) begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains the Applicable Age. Generally, this requires that RMD be taken by April 1st of the calendar year following the calendar year in which you attain the Applicable Age. For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining the Applicable Age. A tax penalty (an excise tax) of up to 25% applies to the shortfall of any required minimum distributions you fail to receive. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Treasury regulations have been enacted which detail certain distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.
Tax regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the Account Value in computing the amount required to be distributed over the applicable period. These rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.
If you intend to receive your minimum distributions in the form of annuity payments under an Annuity Income Option payable over the joint lives of you and a Beneficiary, or over a guaranteed duration of more than 10 years, be advised that the federal tax law may require that after your death, any remaining payments be made over a shorter period or be reduced to satisfy the RMD rules and avoid the up to 25% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. Consult your tax advisor.
MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER’S DEATH. Upon the death of the contract Owner and/or Annuitant of a qualified contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or, in certain limited circumstances, minimum distributions may be taken over the life or life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Different tax Rules may apply if your Beneficiary is not a natural person, such as your estate.
Congress changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax advisor about how they may apply to your situation. Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically
9

ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. Generally, distributions under this exception must start by the end of the year following your death. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed beneficiary. Any annuity payment or withdrawal option made available under the contract must comply with applicable federal income tax rules.
Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained the Applicable Age, or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.
If you die after annuity payments have already begun in accordance with an Annuity Income Option under a qualified contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-03365, filed by the Separate Account with the SEC on March 26, 2026 .
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
10

PART C – OTHER INFORMATION
Item 27.
Exhibits
(a)
(i)
Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(ii)
Resolutions of the Board of Directors of MetLife Investors attached as Exhibit B to the resolutions) (adopted August 13, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200232 and 811-03365) filed electronically on November 17, 2014.

(iii)
Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200232 and 811-03365) filed electronically on November 17, 2014.
(b)
Not Applicable.
(c)
(i)a)
Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 24, 2009). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(i)(b)
Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014). Incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200232 and 811-03365) filed electronically on November 17, 2014.

(i)(c)
Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.

(ii)
Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.

(iii)
Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities LLC (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(iv)
Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.

(v)
Form of Brighthouse Securities, LLC Sales Agreement (7-19 NY). (Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-200239 and 811-03365) filed electronically on April 14, 2023.)
(d)
(i)
Draft Form of Individual Single Premium Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.

(ii)
Form of Contract Schedule. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.

(iii)
Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(e)
Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on October 30, 2009.

(f)
(i)
Copy of Restated Articles of Incorporation of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(ii)
Copy of the Bylaws of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(iii)
Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(iv)
Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(v)
Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(vi)
Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(vii)
Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(viii)
Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(ix)
Copy of Certificate of Certificate of Incorporation of the Company and Certificate of Amendment (effective December 6, 2016). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(x)
Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.
(g)
(i)(a)
Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (effective April 1, 2010) (MGGI). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 13, 2012.

(i)(b)
Amendment No. 1 to Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (effective October 1, 2010) (MGGI).. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 13, 2012.

(ii)(a)
Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective as of January 1, 2011). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-176374 and 811-03365) filed electronically on September 2, 2011.

(ii)(b)
Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of April 29, 2011. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (Files Nos. 333-176374 and 811-03365) filed electronically on September 2, 2011.

(ii)(c)
Amendment No. 2 to Automatic Reinsurance Agreement effective as of January 1, 2011 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and MetLife Insurance Company of Connecticut (Reinsurer) amended as of December 1, 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(iii)(a)
Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter Reassurance Company, Ltd. (effective January 1, 2012). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.

(iii)(b)
Amendment No. 1 to Automatic Reinsurance Agreement effective as of January 1, 2012 (Agreement) between MetLife Investors USA Insurance Company (Cedent) and Exeter Reassurance Company, Ltd. (Reinsurer). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 11, 2013.

(iv)
Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut (effective 1/1/13). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-161443 and 811-03365) filed electronically on April 9, 2014.

(v)(a)
Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re. Ltd. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.

(v)(b)
Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015). Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement to Post-Effective Amendment No. 2 on Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.
(h)
(i)
Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(ii)(a)
Participation Agreement among Variable Insurance Products Funds, Fidelity Distribution Corporation and MetLife Investors USA Insurance Company (effective 11-01-05) and Sub-License Agreement between Fidelity Distributors Corporation and MetLife Investors USA Insurance Company (effective11-01-05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.

(ii)(b)
Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2017.

(ii)(c)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.

(ii)(d)
Amendment to Participation Agreement among Brighthouse Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Company LLC (effective 03-01-21). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-200239 and 811-03365) filed electronically on April 20, 2022.
(i)
Not Applicable
(j)
Not Applicable
(k)
Opinion of Counsel. Incorporated herein by reference to Registrant's Form N-4, Amendment No. 532 (File Nos. 333-200239 and 811-03365) filed electronically on November 14, 2014.
(l)
Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)

(m)
Not Applicable.
(n)
Not Applicable.
(o)
Not Applicable.
(p)
Powers of Attorney for Eric Steigerwalt, Myles Lambert, David A. Rosenbaum, Jonathan Rosenthal, Edward A. Spehar, Melissa B. Pavlovich and Gianna H. Figaro-Sterling. (Filed herewith.)
ITEM 28.
Directors and Officers of the Insurance Company.

Name and Principal Business Address	Positions and Offices with Insurance Company
Eric Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Chairman of the Board, President, Chief Executive Officer and a Director

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

David A. Rosenbaum 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Jonathan Rosenthal 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Investment Officer

Edward A. Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele H. Abate 11225 North Community House Road Charlotte, NC 28277	Vice President

Richard A. Cook 11225 North Community House Road Charlotte, NC 28277	Vice President and Deputy Chief Accounting Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Andrew DeRosa 11225 North Community House Road Charlotte, NC 28277	Vice President

Devon DiBenedetto 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna H. Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

James Grady 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Katie Hellmann 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Allie Lin 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Brian McGurn 11225 North Community House Road Charlotte, NC 28277	Chief Derivatives Officer

Philip Melville 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Risk Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Alan Otis 11225 North Community House Road Charlotte, NC 28277	Vice President

James Painter, Jr. 11225 North Community House Road Charlotte, NC 28277	Vice President

Melissa B. Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Phillip Pfotenhauer 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 11225 North Community House Road Charlotte, NC 28277	Vice President

Matthew Sheperd 11225 North Community House Road Charlotte, NC 28277	Vice President – Dividend Actuary

Kristi Slavin 11225 North Community House Road Charlotte, NC 28277	Vice President

Gregor Speakman 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Julienne Warr 11225 North Community House Road Charlotte, NC 28277	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President
Item 29.
Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account.
Brighthouse Separate Account A (the “Separate Account”) is a registered separate account of Brighthouse Life Insurance Company (“BLIC”, the “Insurance Company”, or the “Company”) under Delaware insurance law. BLIC is an indirect, wholly-owned subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.
No person is controlled by the Separate Account, and none of the entities listed below files financial statements that are consolidated with the Separate Account's financial statements. The Separate Account does not have any subsidiaries.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2025
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2025.

The entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE).
Each entity which is indented under another entity is a subsidiary of such other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent companies. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following the name of such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 is included in the consolidated financial statements of Brighthouse Life Insurance Company. Both Brighthouse Financial, Inc. and Brighthouse Life Insurance Company file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
			(i.)	BLICNY Property Ventures, LLC (DE)
		c.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		d.		Brighthouse Assignment Company (CT)
		e.		Euro TL Investments LLC (DE)
		f		Euro TI Investments LLC (DE)
		g.		TLA Holdings LLC (DE)
		h		TLA Holdings II LLC (DE)
		i.		BLIC Property Ventures, LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 30.
Indemnification.
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Separate Account, the Insurance Company and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriters.
(a)
Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registered Separate Account):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)
Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC:
Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Amy Cusson 11225 North Community House Road Charlotte, NC 28277	Manager

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Kevin Macilvane, Jr. 11225 North Community House Road Charlotte, NC 28277	Manager

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Richard Cook 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Allie Lin 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Brian McGurn 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

James Painter, Jr. 11225 North Community House Road Charlotte, NC 28277	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Kristin Prohonic 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer
(c)
Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registered Separate Account and the other separate accounts of the Insurance Company, which also issue variable annuity contracts, and certain single premium deferred index-linked annuity contracts of the Insurance Company, during their last fiscal year.
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$737,658,036	$0	$0	$0
Item 32.
Location of Accounts and Records.
Omitted.
Item 33.
Management Services.
Not Applicable.
Item 34.
Fee Representation and Undertakings.
The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on this 3rd day of April, 2026.
BRIGHTHOUSE SEPARATE ACCOUNT A (Registered Separate Account)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ David A. Rosenbaum
David A. Rosenbaum Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Insurance Company)
By:	/s/ David A. Rosenbaum
David A. Rosenbaum Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 3, 2026.
/s/ Eric Steigerwalt*	Chairman of the Board, President, Chief Executive Officer and a Director
Eric Steigerwalt

/s/ Myles Lambert*	Director
Myles Lambert

/s/ David A. Rosenbaum*	Director
David A. Rosenbaum

/s/ Jonathan Rosenthal*	Director
Jonathan Rosenthal

/s/ Edward A. Spehar*	Director, Vice President and Chief Financial Officer
Edward A. Spehar

/s/ Melissa B. Pavlovich*	Vice President and Chief Accounting Officer
Melissa B. Pavlovich

/s/ Gianna H. Figaro-Sterling*	Vice President and Controller
Gianna H. Figaro-Sterling

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-In-Fact April 3, 2026
*
Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
(l)
Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
(p)
Powers of Attorney